UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5522
                                   ------------


                             AXP SECTOR SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------

Date of reporting period:    9/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                      RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                                AT SEPT. 30, 2005

Investments in Securities

RiverSource Dividend Opportunity Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.7%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (1.1%)
Honeywell Intl                                337,700              $12,663,750

Auto Components (0.1%)
Dana                                          157,400                1,481,134

Automobiles (0.2%)
General Motors                                 69,270(d)             2,120,355

Beverages (0.5%)
Diageo ADR                                    105,400(c)             6,114,254

Capital Markets (0.3%)
AMVESCAP                                      467,700(c)             3,035,395

Chemicals (5.0%)
Air Products & Chemicals                       71,486                3,941,738
BOC Group                                     316,700(c)             6,439,875
Dow Chemical                                  314,100               13,088,547
Eastman Chemical                              260,200               12,221,594
EI du Pont de Nemours & Co                    313,900               12,295,463
Lyondell Chemical                             403,100               11,536,722
Total                                                               59,523,939

Commercial Banks (11.7%)
AmSouth Bancorporation                        528,000               13,337,280
Bank of America                             1,034,270               43,542,767
Colonial BancGroup                            211,900                4,746,560
HSBC Holdings                                 571,700(c)             9,245,654
Lloyds TSB Group                              633,500(c)             5,217,514
Natl Australia Bank                           589,100(c)            14,845,693
Royal Bank of Scotland Group                  247,500(c)             7,023,140
US Bancorp                                    651,400               18,291,312
Wachovia                                      405,700               19,307,263
Wells Fargo & Co                               97,400                5,704,718
Total                                                              141,261,901

Commercial Services & Supplies (2.5%)
Deluxe                                        130,100                5,224,816
Pitney Bowes                                  290,800               12,137,992
RR Donnelley & Sons                           325,700               12,073,699
Total                                                               29,436,507

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Construction Materials (0.6%)
Hanson                                        648,900(c)            $6,734,794

Containers & Packaging (0.3%)
Packaging Corp of America                     192,000                3,726,720

Distributors (0.5%)
Genuine Parts                                 138,600                5,945,940

Diversified Financial Services (4.3%)
Citigroup                                     742,900               33,816,808
JPMorgan Chase & Co                           510,800               17,331,444
Total                                                               51,148,252

Diversified Telecommunication Services (9.6%)
ALLTEL                                         76,300                4,967,893
AT&T                                        1,061,700               21,021,660
BellSouth                                     432,000               11,361,600
BT Group                                    3,330,000(c)            13,052,271
Citizens Communications                       401,400                5,438,970
MCI                                           336,850                8,559,359
SBC Communications                          1,049,200               25,149,325
Telefonos de Mexico
  ADR Cl L                                    323,900(c)             6,889,353
Telstra                                     1,572,000(c)             4,878,507
Verizon Communications                        386,200               12,624,878
Total                                                              113,943,816

Electric Utilities (5.3%)
Ameren                                        114,000                6,097,860
CH Energy Group                                45,100                2,141,348
Cinergy                                       213,800                9,494,858
Consolidated Edison                           325,900               15,822,445
DPL                                            43,300                1,203,740
DTE Energy                                    152,500                6,993,650
NSTAR                                         104,100                3,010,572
Progress Energy                               172,700                7,728,325
Southern                                      225,400                8,060,304
UIL Holdings                                   51,900                2,714,889
Total                                                               63,267,991

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electrical Equipment (0.1%)
Hubbell Cl B                                   37,300               $1,750,489

Energy Equipment & Services (3.2%)
GlobalSantaFe                                 339,500               15,487,990
Halliburton                                   198,500               13,601,220
Schlumberger                                  105,300                8,885,214
Total                                                               37,974,424

Food & Staples Retailing (1.3%)
Albertson's                                   479,756               12,305,741
SYSCO                                          92,100                2,889,177
Total                                                               15,194,918

Food Products (1.9%)
ConAgra Foods                                 396,600                9,815,850
Reddy Ice Holdings                            259,700                5,326,447
Sara Lee                                      382,400                7,246,480
Total                                                               22,388,777

Gas Utilities (2.7%)
Equitable Resources                           105,400                4,116,924
KeySpan                                       232,300                8,543,994
Nicor                                         320,500               13,470,615
NiSource                                      244,700                5,933,975
Total                                                               32,065,508

Hotels, Restaurants & Leisure (1.3%)
Cedar Fair LP                                 371,200               11,132,288
Intl Game Technology                          182,500                4,927,500
Total                                                               16,059,788

Household Durables (1.5%)
Newell Rubbermaid                             198,000                4,484,700
Tupperware                                    564,000               12,847,920
Total                                                               17,332,620

Industrial Conglomerates (0.5%)
Tomkins                                     1,182,400(c)             6,026,461

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

Issuer                                         Shares                 Value(a)

Insurance (3.5%)
Lincoln Natl                                   99,800               $5,191,596
Loews - Carolina Group                        197,900(f)             7,842,777
Marsh & McLennan Companies                     67,300                2,045,247
Montpelier Re Holdings                        278,980(c)             6,932,653
Unitrin                                        34,100                1,618,386
XL Capital Cl A                               261,737(c)            17,805,968
Total                                                               41,436,627

Machinery (0.5%)
Harsco                                         91,700                6,012,769

Marine (0.5%)
Aries Maritime Transport                      358,800(b,c)           5,382,000
Golden Ocean Group                             40,900(b,c)              34,909
Ship Finance Intl                              31,798(c)               635,960
Total                                                                6,052,869

Media (1.0%)
Regal Entertainment
   Group Cl A                                 607,100(d)            12,166,284

Metals & Mining (1.9%)
Compass Minerals Intl                         348,922                8,025,206
Rio Tinto ADR                                  86,100(c)            14,146,230
Total                                                               22,171,436

Multi-Utilities & Unregulated Power (5.3%)
Dominion Resources                            122,500               10,552,150
Duke Energy                                   634,800               18,517,116
Energy East                                    83,200                2,095,808
Natl Grid                                   1,578,012(c)            14,791,549
Public Service Enterprise
  Group                                       272,400               17,531,664
Total                                                               63,488,287

Multiline Retail (0.2%)
Federated Dept Stores                          44,482                2,974,511

Oil & Gas (14.1%)
Arlington Tankers                             106,300(c)             2,490,609
BP ADR                                        449,400(c)            31,839,990
Chevron                                       642,900               41,614,918
Enbridge                                      523,800(c)            16,719,696
Enbridge Energy
  Management LLC                                    1                       50
Eni                                           366,100(c)            10,872,785
Enterprise Products
  Partners LP                                  91,300                2,298,934
Exxon Mobil                                   190,000               12,072,600
Kinder Morgan                                 112,400               10,808,384
Kinder Morgan Energy
  Partners LP                                 190,200(d)            10,052,070
Kinder Morgan
  Management LLC                                    1(b)                    40
Royal Dutch Shell ADR Cl A                    278,100(c)            18,254,484
TransCanada                                   400,000(c,d)          12,220,000
Total                                                              169,244,560

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Paper & Forest Products (1.4%)
Intl Paper                                     52,200               $1,555,560
MeadWestvaco                                  335,200                9,258,224
Stora Enso Cl R                               422,300(c)             5,806,513
Total                                                               16,620,297

Pharmaceuticals (4.1%)
Bristol-Myers Squibb                          565,400               13,603,524
Eli Lilly & Co                                 57,300                3,066,696
GlaxoSmithKline ADR                           201,900(c)            10,353,432
Merck & Co                                    587,875               15,996,079
Pfizer                                        227,123                5,671,261
Total                                                               48,690,992

Real Estate Investment Trust (3.2%)
Colonial Properties Trust                     140,000                6,227,200
Crescent Real Estate Equities                 318,600                6,534,486
Equity Office Properties Trust                203,700                6,663,027
Friedman, Billings, Ramsey
  Group Cl A                                  183,700(d)             1,871,903
KKR Financial                                 132,310                2,942,574
Plum Creek Timber                              81,000                3,070,710
Rayonier                                      191,500               11,034,230
Total                                                               38,344,130

Semiconductors & Semiconductor Equipment (0.7%)
Intel                                         200,200                4,934,930
Microchip Technology                           96,949                2,920,104
Total                                                                7,855,034

Software (1.1%)
Microsoft                                     492,300               12,666,879

Thrifts & Mortgage Finance (1.4%)
Capitol Federal Financial                      95,000                3,250,900
Fannie Mae                                     68,900                3,088,098
Washington Mutual                             273,200               10,714,904
Total                                                               17,053,902

Tobacco (5.3%)
Altria Group                                  567,400               41,823,054
Reynolds American                             262,300               21,776,146
Total                                                               63,599,200

Total Common Stocks
(Cost: $1,066,546,417)                                          $1,177,575,510

Preferred Stocks (0.6%)
Issuer                                         Shares                 Value(a)

Natl Grid Cl B                              1,798,200(b,c)          $2,005,851
Schering-Plough
  6.00% Cv                                     99,200                5,367,513

Total Preferred Stocks
(Cost: $6,911,588)                                                  $7,373,364

Short-Term Securities (2.2%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper

Alpine Securitization
  10-03-05                3.89%           $16,100,000(g)           $16,094,781

Morgan Stanley & Co
  10-13-05                3.81             10,000,000                9,986,278

Total Short-Term Securities
(Cost: $26,083,854)                                                $26,081,059

Total Investments in Securities
(Cost: $1,099,541,859)(h)                                       $1,211,029,933

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2005, the value of foreign securities represented 21.8% of net assets.

(d)   At Sept. 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.8% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2005, the value of these securities amounted to $16,094,781 or 1.3% of net assets.

(h) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $1,099,542,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $147,302,000
      Unrealized depreciation                                      (35,814,000)
                                                                   -----------
      Net unrealized appreciation                                 $111,488,000
                                                                  ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS
        AT SEPT. 30, 2005

                                                             S-6341-80 D (11/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                          RIVERSOURCE REAL ESTATE FUND

                                AT SEPT. 30, 2005

Investments in Securities

RiverSource Real Estate Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.8%)
Issuer                                         Shares                 Value(a)

Hotels, Restaurants & Leisure (5.7%)
Fairmont Hotels & Resorts                      25,000(c)              $835,500
Hilton Hotels                                 139,055                3,103,708
Marriott Intl Cl A                             13,827                  871,101
Starwood Hotels &
  Resorts Worldwide Unit                       65,300                3,733,201
Total                                                                8,543,510

Real Estate (2.6%)
Brookfield Properties                         130,850(c)             3,856,150

Real Estate Investment Trust (86.2%)
Acadia Realty Trust                            85,700                1,541,743
Agree Realty                                   65,600                1,853,200
Alexandria Real Estate Equities                 7,274                  601,487
AMB Property                                   45,600                2,047,440
Archstone-Smith Trust                         112,168                4,472,138
Associated Estates Realty                     148,100                1,451,380
AvalonBay Communities                          58,300                4,996,310
BioMed Realty Trust                           105,000                2,604,000
Boston Properties                              57,500                4,076,750
Camden Property Trust                          84,400                4,705,300
CarrAmerica Realty                             79,900                2,872,405
CenterPoint Properties Trust                   31,400                1,406,720
Colonial Properties Trust                      66,300                2,949,024
Columbia Equity Trust                          26,000(b)               379,600
Cousins Properties                             38,900                1,175,558
Developers Diversified Realty                  57,900                2,703,930
EastGroup Properties                           44,720                1,956,500
Equity Inns                                    55,007                  742,595
Equity Office Properties Trust                185,700                6,074,247
Equity Residential                             75,401                2,853,928
Essex Property Trust                           22,800                2,052,000
Federal Realty Investment
  Trust                                        29,300                1,785,249
General Growth Properties                     143,800                6,460,934
Global Signal                                  78,064                3,492,583

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Real Estate Investment Trust (cont.)
Home Properties of New York                    19,080                 $748,890
Host Marriott                                 121,213                2,048,500
Innkeepers USA Trust                           45,400                  701,430
Kilroy Realty                                  28,600                1,602,458
Kimco Realty                                  113,600                3,569,312
Kite Realty Group Trust                        43,300                  646,036
KKR Financial                                   1,910                   42,478
LaSalle Hotel Properties                       44,921                1,547,528
Liberty Property Trust                         50,664                2,155,247
Maguire Properties                             69,600                2,091,480
Mid-America Apartment
  Communities                                  48,247                2,243,968
Mills                                          37,500                2,065,500
Parkway Properties                             16,400                  769,488
Post Properties                                40,700                1,516,075
Prentiss Properties Trust                      72,400                2,939,440
ProLogis                                      144,481                6,401,953
PS Business Parks                              31,700                1,451,860
Public Storage                                 60,400                4,046,800
Reckson Associates Realty                      39,500                1,364,725
Regency Centers                                28,800                1,654,560
Simon Property Group                          122,270                9,062,652
SL Green Realty                                23,230                1,583,821
Strategic Hotel Capital                        90,700                1,656,182
The Macerich Company                           50,000                3,247,000
Trizec Properties                             100,254                2,311,857
U-Store-It Trust                               68,100                1,380,387
Vornado Realty Trust                           65,540                5,677,075
Total                                                              129,781,723

Wireless Telecommunication Services (2.4%)
American Tower Cl A                           141,975(b)             3,542,276

Total Common Stocks
(Cost: $125,835,480)                                              $145,723,659

Short-Term Security (0.5%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Variable Funding Capital
  10-03-05                3.88%              $700,000(d)              $699,774

Total Short-Term Security
(Cost: $699,849)                                                      $699,774

Total Investments in Securities
(Cost: $126,535,329)(e)                                           $146,423,433

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2005, the value of foreign securities represented 3.1% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2005, the value of these securities amounted to $699,774 or 0.5% of net assets.

(e) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $126,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $20,063,000
      Unrealized depreciation                                      (175,000)
                                                                   --------
      Net unrealized appreciation                               $19,888,000
                                                                -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

                                                             S-6281-80 D (11/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SECTOR SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Nov. 29, 2005